Operations Classified as Held for Sale - Balance Sheet Breakdown Of Asset Held For Sale And Liabilities Assumed (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Non-current assets	€ 83,568	€ 87,053
Goodwill	18,708	18,471
Property, plant and equipment	22,944	23,714	€ 22,725
Disposal groups classified as held for sale
Disclosure of subsidiaries [line items]
Non-current assets	273	7
Other assets	0	7
Liabilities	37	0
Disposal groups classified as held for sale | Peru
Disclosure of subsidiaries [line items]
Non-current assets	273	0
Goodwill	34	0
Property, plant and equipment	198	0
Other assets	41	0
Liabilities	€ 37	€ 0